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May 17, 2005

VIA HAND DELIVERY

Max A. Webb, Esq.
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-0305

  Re:
  Eagle Bulk Shipping Inc.
  Amendment No. 2 to the Registration Statement on Form S-1
  (SEC File No. 333-123817)

Dear Mr. Webb:

        Eagle Bulk Shipping Inc. (the "Company") has filed today via EDGAR Amendment No. 2 to the Registration Statement on Form S-1 (the "Amended Registration Statement") under the Securities Act of 1933, as amended, in connection with a proposed initial public offering of common stock by the Company (the "Offering").

        On behalf of the Company, we enclose 10 courtesy copies of the Amended Registration Statement, five of which have been marked to show the changes to the Company's initial Registration Statement on Form S-1 (the "Initial Registration Statement") filed with the Securities and Exchange Commission on April 4, 2005. Amendment No. 1 was an exhibits only filing.

        By letter dated May 3, 2005 (the "Comment Letter"), the staff of the Securities and Exchange Commission (the "Staff") provided the Company with its comments on the Initial Registration Statement. The Amended Registration Statement amends the Initial Registration Statement in response to the Staff's Comment Letter.

        The following numbered paragraphs correspond to the numbered paragraphs of the Comment Letter. References to page numbers in the responses below are to page numbers in the Initial Registration Statement.

General

1.
Please tell us how you have considered the provisions of Rule 11-01(d) of Regulations S-X in determining whether the vessels recently purchased or probable of being purchased constitute a business. As part of your response please address whether there were any time charters associated with the vessels prior to you entering into the contracts to purchase the vessels. Additionally, please indicate whether you acquired the rights associated with these time charters in connection with the purchases of each of your vessels. If the time charters were acquired in connection with the associated vessels, it would appear that acquisitions of the vessels purchased constitute a business under Rule 11-01(d) of Regulation S-X as the revenue producing activity remains unchanged. As such, you would need to provide pro forma financial information giving effect to the acquisition and related financing of the vessels as required under Rule 11-01 of Regulation S-X. Furthermore, if the vessel purchases constitute a business, you should also provide audited financial statements as required by Rule 3-05 of Regulation S-X. Finally, you should consider the disclosure requirements of SFAS No. 141 to determine if all required disclosures have been provided and amend your financial statement disclosure as appropriate.

  Please see the memorandum responding to Comment No. 1 attached hereto as Attachment A.

Cover

2.
Please remove the identification of "Joint Book-Running Managers" on the prospectus cover page. This information is not required under Item 501 of Regulation S-K and is not material to an investment decision.

  The Company has removed the reference to "Joint Book-Running Managers."

Inside Front Cover

3.
Please move the dealer prospectus delivery requirement to appear on the back cover page. Refer to Item 502(b) of Regulation S-K.

  The Company has moved the dealer prospectus delivery requirement to the back cover.

4.
Please provide us with the artwork you intend to use. The inside front cover artwork should be clear illustrations of your product or business with concise language describing the illustrations. Artwork that does not convey the business purpose and language that strays beyond a limited scope will not be appropriate inside the front cover. Please refer to Section VIII of the Division of Corporation Finance March 31, 2001 Current Issues and Rulemaking Projects Quarterly Update available at www.sec.gov.

  The Company will provide the Staff with the artwork it intends to use once such artwork is selected.

Prospectus Summary, page 1

5.
Supplementally provide us with the basis for some of your belief disclosed in the summary that you are "the largest U.S. based owner of Handymax dry bulk vessels."

  The Company supplementally advises the Staff that this belief is based on data provided by Drewry Shipping Consultants, Ltd. which the Company has attached hereto as Attachment B. Attachment B lists the world's 50 largest Handymax dry bulk operators and the location of their principal executive offices.

6.
Supplementally explain why Handymax vessels have "reduced volatility in charter rates" relative to larger vessel sectors. In the alternative, delete it from your disclosure.

  The Company supplementally advises the Staff that charter rates for Handymax vessels are less volatile than those for larger vessels, because Handymax vessels:

  •
  can carry more types of cargo;

  •
  have a broader customer base;

  •
  have access to more ports; and

  •
  have self-loading and unloading capability which allows them to be more flexible.

        The Company also refers the Staff to the discussion in the second paragraph of "The International Dry Bulk Shipping Industry—Charter Rates."

7.
Please omit the phrase "have a record of accomplishment in the shipping industry" unless you intend that the management team will be guaranteeing the success of investment in this security.

  The Company has deleted the phrase "have a record of accomplishment in the shipping industry."

8.
Although you provide an explanation of your corporate structure on page 5, please consider including a chart of your organization in the registration statement.

  The Company has included a chart of its organization under "Corporate Structure" in the section entitled "Prospectus Summary."

Summary Consolidated Financial Data, page 9
Selected Consolidated Financial Data, page 29

9.
Please revise to disclose your basic and diluted earnings per share. Refer to the guidance outlined in Instruction 2 to Item 301 of Regulation S-K.

  The Company has revised the "Summary Consolidated Financial Data" and "Selected Consolidated Financial Data" to include basic and diluted earnings per share.

Use of Proceeds, page 24

10.
It is unclear from your narrative whether all the proceeds will be for repayment of debt. If there is another purpose, please disclose and allocate.

  The Company has revised "Use of Proceeds" to clarify the intended use of the proceeds of the offering.

Management's Discussion and Analysis, page 30

Factors Affecting Our Results of Operations, page 30

Management Fees, page 32

11.
Revise your disclosure to quantify the management fee you pay to V.Ships and to describe in greater detail the type of work performed. Further, if this management fee is part of your vessel operating expense, please state so.

  The Company has revised the disclosure to quantify the management fee and to describe in greater detail the type of worked performed by V.Ships. The Company supplementally advises the Staff that the management fee payable to V.Ships is not included in the Company's vessel operating expenses.

General and Administrative Expenses, page 32

12.
Please revise your disclosure to include a discussion explaining in detail the specific nature and amounts of the costs that make up the general and administrative expense for the period presented in your statement of operations.

  The Company has revised the disclosure to explain in greater detail the specific nature and amounts of the costs that make up the general and administrative expense for the period presented in the Company's statement of operations.

Liquidity and Capital, page 35

13.
Disclose in the next amendment the amount of cash on hand and the amounts available under any credit facilities as of the most practical date.

  The Company has revised the disclosure to include the amount of cash on hand and the amounts available for working capital purposes under the new credit facility.

14.
Please clarify your reference to "expected market conditions." Also discuss liquidity on a short term and long term (i.e. longer than 12 months) perspective. Refer generally to Instruction 5 of Item 303(a) of Regulation S-K.

  The Company has deleted the reference to "expected market conditions" and revised the disclosure to discuss liquidity on a short term and long term perspective.

15.
We note your disclosure in paragraph two, where you state that you anticipate that following the completion of this offering and taking into account generally expected market conditions, internally generated cash flow, committed financing from Kelso and borrowings under your new credit facility will be sufficient to fund the operations of your fleet, including your working capital requirements. We also note on page 30 under the heading "New Credit Facility" that you state if the lender elects to reduce the amount of funds that you may borrow under the new credit facility for working capital purposes, the facility limit will be reduced by a corresponding amount. In this regard, please enhance your disclosure to include a discussion as to your alternative plan if this offering and the new credit facility do not provide sufficient funds for the operations of your fleet, including your working capital requirements.

  The Company supplementally advises the Staff that, as disclosed under "Liquidity and Capital Resources," the Company expects that internally generated cash flow and, if required, borrowings under the Company's new credit facility will be sufficient to fund its operations for at least 12 months from the closing of the offering. As disclosed under "New Credit Facility," the lender may not reduce the amount available for draw down for working capital purposes until after 18 months from the facility closing date, which date will approximately correspond to the closing date of this offering. The Company believes that revenues from its charters, together with the new credit facility, will provide it with sufficient funds for operations and working capital if amounts available for draw down are reduced by the lender following the 18 months from the facility closing date.

Contractual Obligations, page 37

16.
It appears that you have renewed and will continue to renew your current month-to-month office lease as of the date of your financial statements present in your filing. In this regard, please revise your disclosure to quantify the payment obligation under this lease in your contractual obligations table. Additionally, revise your financial statements to comply with paragraph 16.c. of SFAS No. 13.

  The Company has revised the disclosure to quantify the payment obligation under the lease. The Company supplementally advises the Staff that no rent expense was recorded for the period ended March 31, 2005, and, therefore, no disclosure regarding rent expense is required in the financial statements.

17.
We note the disclosure in footnote (2) indicating that under the terms of a financial advisory agreement with Kelso, the Company's principal shareholder, the Company will pay Kelso an annual fee of $500,000. We also note that the Company has agreed with Kelso to terminate this agreement in exchange for a $1.0 million payment upon the closing of the Company's common stock offering. Since this payment is being made to the Company's principal shareholder in connection with the offering, please revise to give retroactive effect to this payment in the Company's balance sheet or include a pro forma balance sheet alongside the Company's historical balance sheet giving effect to this payment. Also, since it appears this payment will be funded with proceeds from your planned public offering, please disclose pro forma earnings per share giving effect to the number of shares whose proceeds will be required to fund the payment. Since the payment is being made to the Company's principal shareholder, we view it similar to a dividend payment as discussed in SAB Topic 1: B: 3.

  The Company has revised the "Consolidated Balance Sheet" to include a pro forma balance sheet alongside the Company's historical balance sheet giving effect to this payment. The Company has revised the Consolidated Statement of Operations to disclose the pro forma earnings per share giving effect to the number of shares whose proceeds will be required to fund the payment.

Capital Expenditures, page 38

18.
You state in footnote (1) in the "Contractual Obligations" disclosure that you will finance a portion of the purchase price related to the nine vessels with "additional indebtedness drawn under your new credit facility." However you imply in the first paragraph within the "Capital Expenditures" section that you will fund the same portion of the purchase price with "borrowings under bank loans." Please clarify your intent and revise accordingly. If your intent is to obtain a bank loan(s) to fund the above mention portion of the purchase price related to the nine vessels and then refinance that amount with the borrowings under the new credit facility, please add a note in the financial statements describing the terms of this bank loan(s).

  The Company has deleted the reference to "borrowings under bank loans" and has revised the disclosure in footnote (1) of "Contractual Obligations" and "Capital Expenditures" accordingly.

Qualitative and Quantitative Market Risk, page 38

19.
We note from your disclosure that you are subject to market risks relating to changes in interest rates, because you have floating rate debt outstanding. If you currently have floating rate debt outstanding, please revise your filing to provide disclosure regarding your exposure to interest rate risk in one of the three disclosure alternatives outlined in Item 305 of Regulation S-K. As part of your response, please explain to us in detail what debt you have incurred and the significant terms (i.e. date assumed, amount, interest rate, etc.).

  The Company has revised the Amended Registration Statement to include disclosure regarding its exposure to interest rate risk in accordance with Item 305 of Regulation S-K. As disclosed under "Use of Proceeds," the Company supplementally advises the Staff that it currently has 186 million outstanding under the its existing credit facility, and that this debt bears interest at a rate of LIBOR plus a margin of 0.95%. As disclosed under "Liquidity and Capital Resources," the Company intends to refinance amounts outstanding under the existing credit facility that are not repaid with proceeds from this offering with borrowings under the new credit facility.

Critical Accounting Policies, page 38

20.
We note from your disclosure that you depreciate the expenditures made to prepare the vessel for its initial voyage over the life of the vessel, rather than over the time frame of the voyage. Please explain your rational behind your conclusion or revise your filing accordingly.

  The Company has deleted the reference to the expenditures made to prepare the vessel for its initial voyage. Such expenditures relate to the delivery of newbuildings. The Company supplementally advises the Staff that, as its vessels are not newbuildings, it will not incur such expenditures.

Business, page 50

21.
Disclose the number of persons currently employed by the company and the vessel owning subsidiaries. Also, disclose whether any employees are subject to collective bargaining agreements.

  The Company has revised "Management of Our Fleet" under "Business" to disclose the number of persons employed by the Company and its subsidiaries and that all of its seagoing employees are subject to collective bargaining agreements.

Technical Management, page 54

22.
Supplementally provide your basis for stating V.Ships is "the world's largest provider" of those services or otherwise delete that phrase.

  The Company refers the Staff to the data set forth in Attachment C attached hereto which was provided to the Company by V.Ships.

Environmental and Other Regulations, page 55

International Maritime Organization, page 55

23.
We note from your disclosure that you are formulating a plan to comply with the Annex VI regulations once they come into effect. You also go on to state that compliance with these regulations could require the installation of expensive emission control systems and could have an adverse financial impact on the operations of your vessels. We understand that the ultimate outcome of these matters cannot be determined at this time; however, we believe that a discussion which explains the vessels and operations that will be impacted by such regulations would provide a reader with a better understanding of the potential impact to your business. For example you may want to discuss what vessels will be impacted by these regulations; provide an estimated range as it relates to the cost of installing the expensive emission control system; provide an estimated length of time the vessel will not be in operation due to this installation; state whether or not it is certain that the company will be able to comply with these regulations for each vessel; describe the ramifications of not being able to comply (i.e. the vessel will not be allowed into service); and describe any predicted breach of contract under your time charters and penalties/liabilities associated with such a breach of contract.

  The Company supplementally advises the Staff that all of its current vessels are in compliance, and all of the vessels that remain to be delivered to the Company are expected to be in compliance, with Annex VI. There currently is no requirement for installing an emission control system on any of the Company's vessels. For ships built after January 2000, all engine makers have completed the necessary tests for engines and received certificates with NoX regulations. As eight of the Company's vessels are 2000 built or younger, it does not expect to have any compliance issues that may involve installing expensive emissions equipment or taking ships out of service to become compliant with this regulation.

  For its vessels built before 2000, the Company will need to show an inspector or surveyor that the engines are being maintained as they were built and that no modifications or changes have been made.

  The Company has trained and issued instructions to all the captains to carry out thorough evaluations of the shipboard systems, such as a reviewing the inventory of ozone depleting substances on board, maintaining files on bunker supply quality, checking the refrigerant systems, and storing samples of fuel.

  Surveys of compliance must be carried out at the first scheduled drydocking after May 19, 2005, but no later than May 19, 2008. As the Company believes that it ships will be compliant by making minor changes to its systems already in place, it does not anticipate the need to install expensive emissions systems or incur off hire events or breach any of its contracts as a result of these new regulations.

Management, page 63

Compensation of Executives, Directors and Senior Management, page 65

24.
Supplementally confirm that you have considered the application of Item 402(a)(5) of Regulation S-K to your disclosure in this section. To the extent applicable, please include a cross-reference to your discussion in "Certain Relationships and Related Party Transactions."

  The Company supplementally confirms that it has considered the application of Item 402(a)(5) of Regulation S-K in connection with the Company's disclosure in this section. The Company has included a cross-reference to the discussion in "Certain Relationships and Related Party Transactions."

2005 Stock Incentive Plan, page 66

25.
We note the disclosure indicating that prior to the closing of the offering, the Company plans to adopt the 2005 Stock Incentive Plan. If the Company plans to grant options under this plan prior to or in connection with the Company's planned public offering, please revise MD&A to disclose the number and significant terms of the options to be granted. Also, disclose the amount of expense that will be recognized in connection with the option grants, the period over which this expense will be recognized and explain how the estimated expense was calculated or determined.

  The Company supplementally advises the Staff that it does not intend to grant options under the 2005 Stock Incentive Plan prior to or in connection with the planned public offering.

Certain Relationships and Related Party Transactions, page 69

26.
We note your disclosure on page 5 regarding the commercial management of your fleet through Eagle Shipping International (USA) LLC. Please revise to distinguish between the management services performed by Eagle Shipping International (USA) LLC and V.Ships.

  The Company supplementally advises the Staff that the disclosure under "Business—Management of Our Fleet" distinguishes between the management services performed by the Company, including those services performed through the Company's wholly-owned subsidiary, Eagle Shipping International (USA) LLC, and the management services performed by V.Ships. Specifically, the Company refers the Staff to the description of the technical management services provided by V.Ships under "Business—Technical Management". The Company has also provided disclosure distinguishing between the management services performed by the Company and V.Ships under "Prospectus Summary—Management of Our Fleet".

Financial Advisory Agreement, page 69

27.
Clarify your disclosure regarding the payment of certain fees as may be determined by the board of directors. To the extent any of those services are currently being performed, please disclose.

  The Company supplementally advises the Staff that the Company will have paid a financial advisory fee of $5.2 million to Kelso and certain non-management affiliates of Eagle Ventures LLC. The Company will pay Kelso a one-time $1 million fee in connection with the closing of the offering to terminate the Company's fee obligations under the financial advisory agreement. The Company has revised the disclosure to clarify the foregoing.

Underwriting, page 91

28.
Supplementally advise us whether you will have a directed share program of any type. If so, include disclosure in the prospectus describing the program and the group it targets. Also, please provide us with all materials given to potential purchasers in the directed offering.

  The Company supplementally advises the Staff that it will not have a directed share program of any type.

Legal Matters, page 94

29.
Clarify your disclosure as to other legal matters that Seward & Kissel LLP will pass upon.

  The Company has revised the Amended Registration Statement to clarify the disclosure as to the legal matters that Seward & Kissel LLP will pass upon.

Consolidated Financial Statements

Consolidated Balance Sheet, page F-3

30.
Please revise to disclose each component of accrued liabilities that is greater than five percent of total current liabilities. See Rule 5-02(20) of Regulation S-X for guidance.

  The Company has included a footnote to the financial statements which discloses each component of accrued liabilities that is greater than five percent of total current liabilities.

Consolidated Statement of Stockholders' Equity, page F-5

31.
Please revise the notes to your financial statements to disclose all of the significant terms of the transaction in which the Company issued shares of common stock in exchange for a capital contribution aggregating $40,822,278. As part of your revised disclosure, please indicate the number of shares of common stock issued, the identity of the party to whom the shares were issued, and the nature of the consideration received in exchange for these shares. Also, please revise the balance sheet or notes to the Company's financial statements to disclose the number of authorized, issued and outstanding common shares. Refer to the requirements of Rule 5-02(30) of Regulation S-X. Your statement of operations or the notes to your audited financial statements should also be revised to disclose the number of shares used to compute your basic and diluted earnings per share for the period presented.

  The Company has revised the disclosure in Note 1 to clarify the significant terms of the issuance of 500 shares of the Company's common stock and the $40,822,278 equity contribution.

  The Company supplementally advises the Staff that the balance sheet discloses the number of authorized, issued and outstanding shares of common stock as of March 31, 2005.

  The Company has revised the Consolidated Statement of Operations to include the number of shares used to calculate earnings per share.

Note 2. Significant Accounting Policies

32.
We note from your disclosure on page 15 that you may be subject to calls, or premiums, in amounts based not only on your claim but also the claim records of all other members of the protection and indemnity associations through which you receive indemnity insurance coverage for tort liability. In this regard, please revise your disclosure to explain how you will account or have accounted for the "call" portion of the insurance you obtain through protection and indemnity associations. In addition quantify the amount of any call expense and/or related reserve that is currently recorded in your financial statements.

  The Company supplementally advises the Staff that amounts relating to calls are recorded as liabilities as they become calculable. A vessel can only be entered into a Protection and Indemnity Mutual Association upon taking physical delivery. Therefore, as the Company did not take delivery of any vessels on or prior to March 31, 2005, no calls are recorded in the Company's financial statements. The Company has disclosed its accounting policy related to the premiums in the footnotes to the financial statements.

(m) Loss Per Share, page F-9

33.
Please revise your financial statements and, elsewhere as necessary, to provide in a footnote the disclosures required under paragraph 41 of SFAS No. 128, if applicable for each period in which a statement of operations is presented.

  The Company supplementally advises the Staff that there have not been any transactions that have occurred since March 31, 2005, that would have materially changed the number of common shares outstanding as of March 31, 2005.

Note 5. Credit Facility, page F-10

34.
Please enhance your note to disclose the rate of interest, maturities, priorities and other material terms as it relates to the $300,000,000 revolving credit facility. Additionally, please identify assets mortgaged, pledged, or otherwise subject to lien, and disclose the carrying value of the pledged assets. Refer to the requirements of Rule 5-02(22) of Regulations S-X.

  The Company has revised Note 5 to refer to the term sheet for the Company's existing credit facility which had not been drawn on as of March 31, 2005. Note 9 refers to the subsequent draw down of the existing credit facility and receipt of a commitment letter for the Company's new credit facility.

Note 6. Related Party Transactions, page F-10

35.
Please revise your disclosure to include the specific terms of the awards granted to certain members of the company's management and the methods and assumptions underlying how you arrived or plan to arrive at the estimated compensation expense accrual for the management members that have been awarded profit interests in Eagle Venture that entitle them to a portion of any appreciation in the value of the assets of Eagle Venture, as discussed on page 6 under the heading "Compensation of Executives."

  The Company has revised Note 6.

Subsequent Events

36.
We note from your disclosure in the prospectus summary and on page 27 of MD&A that you haven taken delivery of nine vessels as of the date of your filing. It appears that this occurred subsequent to the date of your financial statements dated as of and for the period ended March 31, 2005. In this regard, please disclose in a note to your financial statements the details related to the purchase of these vessels and any associated debt obtained in connection with the purchases of these vessels.

  The Company has revised Note 9.

37.
We also note from your registration statement that you have entered into time charters for the nine vessels. Please add a disclosure in a note to your financial statements discussing the terms of these contracts. Your disclosure should include but not be limited to a discussion describing the service start date, duration and any other significant terms of the contracts.

  The Company refers the Staff to the chart under "Business—Our Fleet" which details which vessels are under charter, their respective charter rates and durations. The Company supplementally advises the Staff that it takes on average one day for the new crew to familiarize themselves with the vessel and to complete formalities with the classification society and vessel registry, and, therefore, the vessels enter into service the next day. The Company believes that it has disclosed all significant terms of the charters. Since the Company did not own any vessels at March 31, 2005, no disclosure in the footnotes was deemed necessary.

Exhibit 23.2 Consent of Independent Registered Public Accounting Firm

38.
Please obtain a revised consent which refers to the report of Ernst & Young LLP dated April 1, 2005 rather than April 4, 2005.

  The Company has obtained a revised consent which refers to the report of Ernst & Young LLP dated April 1, 2005.

* * * * *

        The Company thanks the Staff for its close attention to the Amended Registration Statement, and looks forward to receipt of any additional comments.

        Please feel free to contact the undersigned at (212) 574-1223, or Robert E. Lustrin of this office at (212) 574-1420 with any questions or comments.

                      Very truly yours,

                      Seward & Kissel LLP

                      by: Gary J. Wolfe

Attachment A

        The Company is acquiring six vessels free of charter. The Company has negotiated new time charters for five vessels with the existing charterers of those vessels.

        The Company has considered the guidance of Rule 11-01(d) of Regulation S-X ("SX-11") as to whether it has acquired, or committed to acquire, a business (or businesses) for which financial statements under Rule 3-05 of Regulation S-X would be the required. As described below, the Company has concluded that the acquisitions it has made and proposes to make do not constitute a business under either SX-11 or other guidance as to what constitutes a "business"—notably EITF 98-3 "Determining Whether a Non-monetary Transaction Involves Receipt of Productive Assets or of a Business" ("EITF 98-3"). The Company notes that many of the criteria of rule SX 11-01 (d) (2) are similar to those in EITF 98-3.

        Business Strategy—Acquired Vessels

        Consistent with shipping industry practice, when we acquire vessels, we do not obtain the historical operating data for the vessels from the sellers because that information is not material to our decision to make acquisitions, nor do we believe it is helpful to potential investors in our shares in assessing our business or profitability. Most vessels are sold under a standardized agreement, the "Norwegian Sale Form", which, among other things, provides the buyer with the right to inspect the vessel and the vessel's classification society records. The agreement does not give the buyer the right to inspect, or receive copies of, the historical operating data of the vessel. Prior to the delivery of a purchased vessel, the seller will removed from the vessel all records, including past financial records and accounts related to the vessel. In addition, the technical management agreement between the seller's technical manager and the seller is automatically terminated and the vessel's trading certificates are revoked by its flag state following a change in ownership.

        Consistent with shipping industry practice, we treat the acquisition of a vessel (whether acquired with or without charter) as the acquisition of an asset rather than a business. Although vessels are generally acquired free of charter, we have acquired (and may, in the future acquire) some vessels with time charters. Where a vessel has been under a voyage charter, the vessel is delivered to the buyer free of charter, and it is rare for the last voyage charterer of the vessel in the hands of the seller to continue as the first voyage charterer of the vessel in the hands of the buyer. Where a vessel is under time charter and the buyer wishes to assume that charter, the vessel cannot be acquired without the charterer's consent and the buyer's entering into a separate direct agreement with the charterer to assume the charter. The purchase of a vessel itself does not transfer the charter, which is a separate service agreement between the vessel owner and the charterer.

        We have entered into new charter contracts on all of the vessels in our fleet that commence on delivery of the vessels to us. When we purchase a vessel and in certain cases assume or renegotiate a related time charter, we have taken or will take the following steps before the vessel will be ready to commence operations:

Sea Velvet—Renamed Kite

  •
  The Company negotiated a new time charter for the vessel and entered into a new time charter agreement with charterer.

  •
  The ship's crew changed from Filipino officers and crew procured to the previous owner to new Ukrainian officers and crew.

  •
  The crewing agent changed to V. Ships (Ukraine).

  •
  The port of registry and ship's flag changed from Malta to Marshall Islands.

  •
  The owning company changed from Elegance Shipping Ltd., Malta, to Kite Shipping LLC, Marshall Islands.

  •
  The technical manager changed from Elmira Shipping and Trading SA (Greece), a party related to the seller, to V. Ships Florida LC, an independent vessel technical manager.

  •
  The commercial and strategic manager changed from Elmira Shipping and Trading SA (Greece), a party related to the seller, to Eagle Shipping International (USA) LLC, a subsidiary of the Company.

  •
  The protection & indemnity insurance changed from UK P&I to London Steamship Mutual P&I.

  •
  The hull and machinery insurance changed to Norwegian Hull Club in Norway. The Company does not know who insured the seller.

  •
  The war risk insurance changed to Lloyds Syndicate England. The Company does not know who insured the seller.

  •
  The ship's call sign and identifier changed.

  •
  The ship's Immarsat B & C communications registration and numbers changed.

  •
  The bank and bank account changed.

  •
  The US trade Unique Bill of Lading Identifier number (SCAC code) to comply with US Customs requirements changed.

  •
  The ship's ISM (International Safety Management) certification changed.

  •
  The ship's ISPS (International Code for the Security of Ships and Port Facilities) certificate changed.

Sea Wind—Renamed Shikra

  •
  The Company negotiated a new time charter for the vessel and entered into a new time charter agreement with charterer.

  •
  The ship's crew changed from Filipino officers and crew procured by the previous owner to new Ukrainian officers and crew.

  •
  The crewing agent has changed to V. Ships (Ukraine).

  •
  The port of registry and ship's flag changed from Panama to Marshall Islands.

  •
  All trading certificates were revoked.

  •
  The owning company has changed from Euro Shipping S.A. Panama to Shikra Shipping LLC, Marshall Islands.

  •
  The technical manager changed from Elmira Shipping and Trading SA (Greece), a party related to the seller, to V. Ships Florida LC, an independent vessel technical manager.

  •
  The commercial and strategic manager changed from Elmira Shipping and Trading SA (Greece), a party related to the seller, to Eagle Shipping International (USA) LLC, a subsidiary of the Company.

  •
  The protection & indemnity insurance has changed from UK P&I to London Steamship Mutual P&I.

  •
  The hull and machinery insurance has changed to Norwegian Hull Club in Norway. The Company does not know who insured the seller.

  •
  The war risk insurance has changed to Lloyds Syndicate England. The Company does not know who insured the seller.

  •
  The ship's call sign and identifier changed from C6QQ8 to V7IB4.

  •
  The ship's Immarsat B & C communications registration and numbers changed.

  •
  The bank and bank account changed.

  •
  The US trade Unique Bill of Lading Identifier number (SCAC code) to comply with US Customs requirements changes.

  •
  The ship's ISM (International Safety Management) certification changed.

  •
  The ship's ISPS (International Code for the Security of Ships and Port Facilities) certificate changed.

Sea Elegance (when the Company takes delivery of the ship—to be renamed Griffon)

  •
  The Company negotiated a new time charter for vessel and entered into a new time charter agreement with the charterer.

  •
  The ship's crew will change from Filipino officers and Filipino crew procured by the previous owner to new Ukrainian officers and crew.

  •
  The crewing agent will change to V. Ships (Ukraine).

  •
  The port of registry and ship's flag will change from Malta to Marshall Islands.

  •
  The owning company will change from Elegance Shipping & Trading, Malta, to Griffon Shipping LLC, Marshall Islands.

  •
  The technical manager will change from Elmira Shipping and Trading SA (Greece), a party related to the seller, to V. Ships (Miami), an independent vessel technical manager.

  •
  The commercial and strategic manager will change from Elmira Shipping, a party related to the sellers, and Trading SA (Greece), to Eagle Shipping International (USA) LLC, a subsidiary of the Company.

  •
  The protection & indemnity insurance will change to London Steamship Mutual P&I. The Company does not know who insures the seller for protection & indemnity cover.

  •
  The hull and machinery insurance will change to Norwegian Hull Club in Norway. The Company does not know who insures the seller.

  •
  The war risk insurance will change to Lloyds Syndicate England. The Company does not know who insures the seller.

  •
  The ship's call sign and identifier will change from H3AC when the Company takes delivery of the ship.

  •
  The ship's Immarsat B & C communications registration and numbers will change

  •
  The bank and bank account will change.

  •
  The US trade Unique Bill of Lading Identifier number (SCAC code) to comply with US Customs requirements will change.

  •
  The ship's ISM certification will change.

  •
  The ship's ISPS (international code for the security of ships) ship security certificate will change.

Sea Blue (when the Company takes delivery of the ship—to be renamed Sparrow)

  •
  The Company negotiated a new time charter for the vessel and entered into a new time charter agreement with the charterer.

  •
  The ship's crew will change from Greek officers and Filipino crew procured by the previous owner to new Ukrainian officers and crew when the Company takes delivery of the ship.

  •
  The crewing agent will change to V. Ships (Ukraine).

  •
  The port of registry and ship's flag will change from Panama to Marshall Islands.

  •
  The owning company will change from Venture Aim S.A. Panama [to Sparrow] Shipping LLC, Marshall Islands.

  •
  The technical manager changes from Elmira Shipping and Trading SA (Greece), a party related to the Seller to V. Ships (Miami), an independent vessel technical manager.

  •
  The commercial and strategic manager changes from Elmira Shipping and Trading SA (Greece) to Eagle Shipping International (USA) LLC, a subsidiary of the Company.

  •
  The protection & indemnity insurance will change from UK P&I to London Steamship Mutual P&I.

  •
  The hull and machinery insurance will change from Royal Sun Alliance in England to Norwegian Hull Club in Norway.

  •
  The war risk insurance will change from Hellenic Mutual War Risk Association Greece to Lloyds Syndicate England.

  •
  The ship's call sign and identifier will change.

  •
  The ship's Immarsat B & C communications registration and numbers will change.

  •
  The bank and bank account will change.

  •
  The US trade Unique Bill of Lading Identifier number (SCAC code) to comply with US Customs requirements will change.

  •
  The ship's ISM certification will change.

  •
  The ship's ISPS (international code for the security of ships) ship security certificate will change.

Sea Beauty (when the Company takes delivery of the ship—to be renamed Peregine)

  •
  The Company negotiated a new time charter for the vessel and entered into a new time charter agreement with the charterer.

  •
  The ship's crew will change from Filipino officers and crew procured by the previous owner to new Ukrainian officers and crew.

  •
  The crewing agent will change to V. Ships (Ukraine).

  •
  The port of registry and ship's flag will change from Bahamas to Marshall Islands.

  •
  All trading certificates will be revoked.

  •
  The owning company will change from Sea Star Champion SA Nassau to Peregrine Shipping LLC, Marshall Islands.

  •
  The technical manager will change from Elmira Shipping and Trading SA (Greece), a party related to the seller, to V. Ships Florida LC, an independent vessel technical manager.

  •
  The commercial and strategic manager will change from Elmira Shipping and Trading SA (Greece), a party related to the seller, to Eagle Shipping International (USA) LLC, a subsidiary of the Company.

  •
  The protection & indemnity insurance will change from UK P&I to London Steamship Mutual P&I.

  •
  The hull and machinery insurance will change to Norwegian Hull Club in Norway. The Company does not know who insured the seller.

  •
  The war risk insurance will change to Lloyds Syndicate England. The Company does not know who insured the seller.

  •
  The ship's call sign and identifier will change from C6RV2 when the Company takes delivery of the ship.

  •
  The ship's Immarsat B & C communications registration and numbers will change.

  •
  The bank and bank account will change.

  •
  The US trade Unique Bill of Lading Identifier number (SCAC code) to comply with US Customs requirements will change.

  •
  The ship's ISM (International Safety Management) certification will change.

  •
  The ship's ISPS (International Code for the Security of Ships and Port Facilities) certificate will change.

*    *    *

        As noted before, EITF 98-3 and SX-11 contain similar criteria to determine whether the acquired (or transferred in the case of EITF 98-3) assets constitute a business. For purposes of this analysis the Company considered first the requirements of S-X 11. The Company notes that where S-X 11 and EITF 98-3 overlap, then the additional provisions of EITF 98-3 apply. SX-11 (d) (2) states the following:

        "For purposes of this rule, the term business should be evaluated in light of the facts and circumstances involved and whether there is sufficient continuity of the acquired entity's operations prior to and after the transactions so that disclosure of prior financial information is material to an understanding of future operations. A presumption exists that a separate entity, a subsidiary, or a division is a business. However, a lesser component of an entity may also constitute a business. Among the facts and circumstances which should be considered in evaluating whether an acquisition of a lesser component of an entity constitutes a business are the following:

        (1)    Whether the nature of the revenue-producing activity of the component will remain generally the same as before the transaction; or

        (2)    Whether any of the following attributes remain with the component after the transaction:

    a.
    Physical facilities

    b.
    Employee base

    c.
    Market distribution system

    d.
    Sales force

    e.
    Customer base

    f.
    Operating rights

    g.
    Production techniques, or

    h.
    Trade names."

        Our analyses of each follows:

        (1)    General continuity of revenue producing activities

        The previous owners of the vessels operated the vessels through related parties with their own commercial and technical operating strategies. By contrast, the Company is entering into new technical management agreements with a large independent vessel technical manager, and is assuming commercial management in-house. Accordingly, it should be expected that there will be changes in the revenue producing activities of the vessels.

        The five vessels will continue to generate revenue based on charters to customers. However, the charters are only for a fraction of those vessels' useful lives. In addition, none of the charters has renewal options. As the registration statement describes, the shipping industry is volatile, and the Company has substantial market risk on expiration. In addition, the Company's commercial management may determine to redeploy the vessels in a different manner when the charters terminate, depending on market conditions.

    (2)
    (a)  Physical facilities

        The Company has acquired or will acquire the 11 vessels that constitute its fleet. However, such vessels were acquired from different sellers. In no case did the Company acquire all of the seller's vessels or operations, nor all of the sellers' Handymax vessels or operations. Accordingly, the Company did not acquire a "business" from any of its sellers at that level.

        Further, while the vessels constitute a significant portion of the Company's physical facilities required to run our business, they are not all that is required. The Company did not acquire any office, accounting, computer, telecommunications or other such assets. Nor did the Company acquire any software, vessel operating systems and the like. The Company has either furnished such necessary systems itself, or, significantly, arranged to outsource (primarily to V.Ships) such requirements.

  (b)
  Employee base

        The Company has acquired no employees in any of the transactions. All employees are either new to the Company, or in the case of the vessel crews, new through the V.Ship outsourcing.

  (c)
  Market distribution system and (d) Sales force

        Neither were acquired in any of the vessel transactions. The Company has hired and will continue to hire its own sales force and will use its own third party brokers. The Company's executive management has extensive contacts in the shipping industry and through such will establish its own marketing and sales efforts.

  (e)
  Customer base

        As noted, in only five of the 11 transactions did the Company enter into a charter with the previous charterer of the vessel. In all of these cases, the Company negotiated new time charter agreements with the charterer. Accordingly, the majority of the sales risk related to the Company's business plan lay with the Company.

        Further, even for those customers acquired, the contractual duration of the customer commitment is only a fraction of the life of the vessels and the related charters have no renewal clauses. Accordingly, the Company is fully responsible for the re-charter after the end of the initial contract.

  (f)
  Operating rights

        Vessel operating rights were not acquired in any transaction. The Company has (or will) re-registered and reflagged each vessel and must obtain its own trading certificates and approvals.

  (g)
  Production techniques

        The Company and its independent technical operator, V.Ships, will be fully responsible for all operations. No such capability was acquired in any of the vessel transactions.

  (h)
  Trade names

        The vessels have been renamed. "Eagle Bulk Shipping" is a new business name.

*    *    *

        As a result of this analysis the Company concludes that it has acquired only certain of the physical assets required to conduct the proposed business. Further, the Company concludes it has acquired only a minority of its current customers. These customers' contractual commitments are of relatively short duration. As noted in the registration statement under "Risk Factors", the Company has substantial renewal or market risk at expiry.

        This would substantially minimize any argument under SX-11 (d) (1). When viewed on the basis of the fleet as a whole, business with new charterers currently constitutes a majority of the Company's activity. New business may well constitute 100% of the Company's business on expiration of the current charters.

  Additional EITF 98-3 Requirements

        EITF 98-3 paragraph 6 states:

        "A transferred set of activities and assets fails the definition of a business if it excludes one or more of the above items such that it is not possible for the set to continue normal operations and sustain a revenue stream by providing its products and/or services to customers. However, if the excluded item or items are only minor (based on the degree of difficulty and the level of investment necessary to obtain access to or to acquire the missing item(s)), then the transferred set is capable of continuing normal operations and is a business. The assessment of whether excluded items are only minor should be made without regard to the attributes of the transferee and should consider such factors as the uniqueness or scarcity of the missing element, the time frame, the level of effort, and the cost required to obtain the missing element. If goodwill is present in a transferred set of activities and assets, it should be presumed that the excluded items are minor and that the transferred set is a business."

        As outlined above, the missing inputs are anything but minor (management, crew, rights, and the like). Further no goodwill will be present in accounting for the purchases. Accordingly, the acquisition fails under EITF 98-36 to meet the definition of a business.

        Therefore, the Company concludes and respectfully submits to the Staff:

  i.
  It is arguable under the facts outlined above whether the conditions in S-X 11 (d) (1) are met, particularly viewed as to the fleet, taken as a whole;

  ii.
  The majority of the conditions in S-X 11 (d) (2) are not met; and,

  iii.
  The assets acquired do not meet the conditions of EITF 98-3 transactions to be deemed a business.

        Accordingly, the Company believes that it is appropriate to treat its vessel acquisitions as acquisitions of assets.

        As discussed with the Staff, the Company has added disclosure in the lead-in paragraphs to "Summary Consolidated Financial Data" and "Selected Consolidated Financial Data" and in "Management's Discussion and Analysis of Financial Condition and Results of Operation" under "Lack of Historical Operating Data for Vessels Before their Acquisition" to explain that the Company treats vessel acquisitions as acquisitions of assets and to assist investors in understanding the elements of revenue and expenses that may reasonably be anticipated, including a potential range of revenues and costs.

Attachment B

Handymax Owners (Top 50 worldwide)

Provided by Drewry Shipping Consultants, Ltd.

	Ships	Total Dwt	Country
NYK Line	44	1,987,083	Japan
COSCO Bulk Carrier	43	1,863,099	China
COSCO (Hong Kong)	39	1,799,885	China
IRISL	33	1,310,566	Iran
Jebsen KG	33	1,357,911	Norway
China Shipping. Tramp	31	1,222,573	China
MOL Mitsui OSK Lines	29	1,293,951	Japan
Polish Steamship Co.	25	893,804	Poland
Westfal-Larsen	23	977,792	Norway
STX Pan Ocean	22	916,332	Korea
Grieg Shipping A/S	22	910,161	Norway
IMC Shipping. Co.	19	867,734	Singapore
Oldendorff Egon	18	687,927	Germany
Marmaras Nav. Ltd.	17	719,749	Greece
Fednav Ltd	16	584,749	Canada
Gearbulk Ltd.	16	762,809	UK
SCI Shipping. Corp India	16	722,763	India
Pacific Carriers	15	656,246	Singapore
Sanko S.S.	14	644,048	Japan
Thoresen Thai Agen.	14	563,181	Thailand
Nissen Kaiun K.K.	14	698,206	Japan
B Navi S.p.A.	13	509,016	Italy
CSL Group Inc.	13	459,605	Canada
Fairsky Shpg & Trdg	13	552,265	Greece
Thenamaris (Mgmt.)	13	593,403	Greece
Navibulgar	12	493,094	Bulgaria
COSCO Tianjin	12	503,324	China
Splosna Plovba	12	475,380	Slovenia
Spar Shipping A/S	12	480,456	Norway
Marfin Mangt. S.A.M.	11	506,754	Monaco
Intership Nav. Co.	11	382,842	Cyprus
Ugland Marine Svcs.	11	494,050	Norway
Guangzhou Maritime	11	424,719	China
COSCO Qingdao	11	425,716	China
K-Line	11	545,478	Japan
Nomikos AM	11	488,002	Greece
Elmira Shipping	11	494,977	Greece
MISC Malaysian Int.	11	458,621	Malaysia
Atlantic Bulk Carr.	10	419,250	Greece
F. H. Bertling	10	328,268	Germany
Pacific Basin Shpg.	10	364,192	Hong Kong
Borgestad ASA	9	398,310	Norway
COSCO Singapore	9	423,714	Singapore
Goldbeam Intnl.	9	407,624	Hong Kong
SAMAMA	9	367,274	Monaco
Algoma Central Corp.	8	254,934	Canada
COSCO	8	352,282	China
Shoei Kisen K.K.	8	367,145	Japan
China Shpg. (H.K.)	8	332,387	Hong Kong
SMT Shipmanagement	8	328,321	Cyprus
Others	74	3,197,932

Total	882	37,269,904

Attachment C

Peer Group Analysis

Third-Party Ship Management—Marine Services

  •
  Approx 20% of world (deep-sea, foreign flag) trading fleet is outsourced i.e. full or crew management and growing at 4% p.a.

  •
  Some 100 companies offer ship management services

  •
  The majority of suppliers are single office companies offering a limited range of services to a small number of clients and ship types

  •
  Very few new entrants in recent years (rising barriers to entry)

  •
  8 companies populate the top tier (League table)

Attachment C (Continued)

Ship Managers 'League Table'

		Managed Fleet
		Full	Crew	Total		Offices	Comments
1	V.Ships	303	359	754	*	50	Ship Management provided from 12 offices to abroad range of ship types
2	Schulte Group	150	210	360		46	Comprises six separate companies controlled by Hamburg Ship owner Bernard Schulte
3	Columbia	150	180	330		18	Owned by Heinrich Schoeller; heavy reliance on KG funded vessels
4	Barber	130	80	210		23	Part of Wilh- Wilhelmsen Group
5	Anglo Eastern	130	60	190		12	Private owned by Peter Cremers + partners acquires of Denholm SM in 2001
6	Wallem	110	55	165		14	Majority owned by Caledonia Investments; Asia focus; Group activities include agency services
7	Indo-China	70	70	140		20	Owned by Pacific-Basin investors; in acquirers of Jardines and Bibby.
8	TESMA	70	60	130		19	Owned by Tschudi & Eitzen; limited pure third party

*
Includes 92 vessels with other services, does not include IMC JV vessels.

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Third-Party Ship Management—Marine Services